COMMON STOCK (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMON STOCK
Number of Warrants Outstanding, Beginning		10,600,000
Number of Warrants Outstanding, Granted		392,438	10,600,000
Number of Warrants Outstanding, additions due to down round feature		10,931,250	8,750,000
Additions due to down round feature intrinsic value		$ 2,520,134	$ 1,307,330
Number of Warrants Outstanding, Forfeited/expired		0	0
Number of Warrants Outstanding, Ending		30,673,688	19,350,000
Weighted Average Exercise Price of Warrants, Beginning	$ 0.10	$ 0.23	$ 0
Weighted Average Exercise Price of Warrants, Granted	0	0.23	0.23
Weighted Average Exercise Price of Warrants, additions due to down round feature		0.08	0.10
Weighted Average Exercise Price of Warrants, Forfeited/Expired	0.08	0	0
Weighted Average Exercise Price of Warrants, Ending	$ 0.23	$ 0.08	$ 0.13
Number of Warrants Outstanding, Beginning	353,493,766
Number of Warrants, granted	(24,356,938)
Weighted Average Remaining Life of Warrants in Years, Granted		4 years 7 months 28 days	4 years 4 months 24 days
Number of Warrants Outstanding, Ending	10,992,438	353,493,766
Weighted Average Remaining Life of Warrants in Years, Additions due to Down Round feature		3 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Remaining Life of Warrants in Years, Ending	3 years 1 month 24 days	3 years 5 months 12 days	4 years 4 months 24 days
Aggregate Intrinsic Value of Warrants, Ending	$ 715,223	$ 3,827,464	$ 1,307,330
Weighted Average Remaining Life of Warrants in Years, Beginning	3 years 5 months 12 days
Weighted Average Remaining Life of Warrants in Years, Forfeited/expired	3 years 5 months 12 days
Aggregate Intrinsic Value of Warrants, Beginning	$ 803,522